BETTER 10K - GOODWILL AND INTERNAL USE SOFTWARE AND OTHER INTANGIBLE ASSETS, NET - Schedule of Changes in Goodwill (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Roll Forward]
Balance at beginning of period	$ 18,525	$ 19,811	$ 19,811	$ 10,995
Goodwill acquired	14,041	0	0	7,737
Measurement period adjustment			(375)	1,269
Effect of foreign currency exchange rate changes	734	(889)	(911)	(190)
Balance at end of period	$ 33,300	$ 18,922	$ 18,525	$ 19,811